INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [abstract]
Schedule of intangible assets
	Gas processing rights under NWS Project	Drilling rig contracts and seismic data usage rights	Marketing transportation and storage contracts	Software and others	Goodwill	Total

Cost:
At January 1, 2016	1,191	1,596	1,527	2,861	13,805	20,980
Additions	-	-	-	197	-	197
Disposal	-	-	-	(387)	-	(387)
Exchange differences	82	109	104	67	943	1,305

At December 31, 2016	1,273	1,705	1,631	2,738	14,748	22,095

At January 1, 2017	1,273	1,705	1,631	2,738	14,748	22,095
Additions	-	-	-	206	-	206
Disposal	-	(1,662)	(54)	(199)	-	(1,915)
Exchange differences	(74)	(43)	(93)	(57)	(856)	(1,123)

At December 31, 2017	1,199	-	1,484	2,688	13,892	19,263

Accumulated amortization:
At January 1, 2016	(621)	(958)	(1,096)	(1,882)	-	(4,557)
Amortization charge for the year	(51)	(326)	(135)	(508)	-	(1,020)
Disposal	-	-	-	386	-	386
Exchange differences	(57)	(80)	(81)	(42)	-	(260)

At December 31, 2016	(729)	(1,364)	(1,312)	(2,046)	-	(5,451)

At January 1, 2017	(729)	(1,364)	(1,312)	(2,046)	-	(5,451)
Amortization charge for the year	(46)	(332)	(57)	(419)	-	(854)
Disposal	-	1,662	54	199	-	1,915
Exchange differences	43	34	76	44	-	197

At December 31, 2017	(732)	-	(1,239)	(2,222)	-	(4,193)

Net book value:
At December 31, 2016	544	341	319	692	14,748	16,644

At December 31, 2017	467	-	245	466	13,892	15,070